Quarterly Holdings Report
for

Fidelity® Michigan Municipal Income Fund

September 30, 2020

MIR-QTLY-1120
1.807731.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.7%
	Principal Amount	Value
Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.25% 10/1/34 (a)	$1,000,000	$1,062,120
Series C, 5% 10/1/21 (Escrowed to Maturity) (a)	1,860,000	1,901,189
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,268,048

TOTAL GUAM		4,231,357

Michigan - 94.9%
Battle Creek School District Series 2016:
5% 5/1/36	1,500,000	1,814,445
5% 5/1/37	1,175,000	1,417,779
Bay City School District Rev. Series 2014:
5% 11/1/25	1,000,000	1,164,520
5% 11/1/26	1,000,000	1,164,520
5% 11/1/27	700,000	813,799
5% 11/1/28	250,000	290,158
Brandon School District Series 2016 A:
5% 5/1/28	2,515,000	3,034,825
5% 5/1/29	1,250,000	1,505,838
5% 5/1/30	1,250,000	1,503,325
5% 5/1/34	2,475,000	2,955,497
Chippewa Valley Schools Series 2016 A:
5% 5/1/32	1,000,000	1,212,100
5% 5/1/33	1,000,000	1,208,770
5% 5/1/34	1,075,000	1,298,235
5% 5/1/35	775,000	934,650
Clarkston Cmnty. Schools Series 2016:
5% 5/1/28	1,745,000	2,096,007
5% 5/1/29	1,500,000	1,799,460
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	4,260,000	5,764,845
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/22 (FSA Insured)	500,000	538,630
Series A:
5% 7/1/29 (FSA Insured)	1,340,000	1,531,834
5% 7/1/31 (FSA Insured)	1,775,000	2,020,678
5% 7/1/33 (FSA Insured)	2,000,000	2,268,160
5% 7/1/34 (FSA Insured)	1,750,000	1,981,893
5% 7/1/35 (FSA Insured)	2,750,000	3,107,940
5% 7/1/37 (FSA Insured)	2,000,000	2,254,860
Detroit Gen. Oblig. Series 2018:
5% 4/1/21	1,000,000	1,009,302
5% 4/1/22	725,000	744,938
5% 4/1/23	310,000	323,491
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/24	5,000,000	5,363,100
Detroit Swr. Disp. Rev. Series 2006, 5% 7/1/36	10,000	10,036
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	2,000,000	2,089,826
5% 10/1/22 (FSA Insured)	2,645,000	2,879,030
5% 10/1/26 (FSA Insured)	4,850,000	5,197,551
Downriver Util. Wastewtr. Auth. Swr. Sys. Rev. Series 2018:
5% 4/1/33 (FSA Insured)	735,000	916,905
5% 4/1/34 (FSA Insured)	520,000	645,653
5% 4/1/35 (FSA Insured)	500,000	617,740
Farmington Pub. School District Gen. Oblig.:
Series 2015:
5% 5/1/26 (FSA Insured)	1,385,000	1,660,809
5% 5/1/27 (FSA Insured)	1,425,000	1,705,212
Series 2020, 4% 5/1/40	3,000,000	3,547,650
Fitzgerald Pub. School District Series 2019, 5% 5/1/37	1,260,000	1,595,084
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/38	1,800,000	1,894,626
4% 7/1/41	1,395,000	1,453,590
Forest Hills Pub. Schools Series 2015, 5% 5/1/21	1,575,000	1,619,309
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,745,476
Grand Rapids Pub. Schools:
Series 2017, 5% 5/1/29 (FSA Insured)	480,000	602,117
Series 2019:
5% 11/1/39 (FSA Insured)	1,200,000	1,519,632
5% 11/1/41 (FSA Insured)	1,300,000	1,630,278
5% 11/1/42 (FSA Insured)	1,400,000	1,747,466
Grand Rapids San. Swr. Sys. Rev.:
Series 2018:
5% 1/1/31	475,000	605,250
5% 1/1/33	250,000	315,148
5% 1/1/34	550,000	690,657
5% 1/1/35	400,000	500,984
5% 1/1/38	655,000	812,311
Series 2012, 5% 1/1/37	1,250,000	1,370,875
Series 2014:
5% 1/1/27	1,300,000	1,489,514
5% 1/1/29	800,000	916,064
5% 1/1/30	2,000,000	2,288,060
Series 2016, 5% 1/1/37	1,250,000	1,501,363
Grand Rapids Wtr. Supply Sys. Series 2016:
5% 1/1/31	250,000	305,133
5% 1/1/32	320,000	389,830
5% 1/1/33	550,000	667,178
5% 1/1/34	500,000	604,810
5% 1/1/35	920,000	1,110,228
5% 1/1/36	385,000	463,513
5% 1/1/46	800,000	947,392
Grand Traverse County Hosp. Fin. Auth.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,053,040
Series 2014 A, 5% 7/1/47	1,400,000	1,538,978
Series 2019 A:
5% 7/1/44	1,110,000	1,327,038
5% 7/1/49	2,615,000	3,106,359
Grand Valley Michigan State Univ. Rev.:
Series 2014 B:
5% 12/1/25	500,000	580,925
5% 12/1/26	1,900,000	2,196,780
5% 12/1/28	1,800,000	2,062,854
Series 2018:
5% 12/1/34	1,075,000	1,332,430
5% 12/1/35	1,225,000	1,512,238
5% 12/1/37	1,375,000	1,685,695
5% 12/1/38	875,000	1,069,583
5% 12/1/43	1,400,000	1,689,534
Grandville Pub. Schools District Series 2020:
4% 5/1/39 (FSA Insured)	1,000,000	1,195,050
4% 5/1/40 (FSA Insured)	1,300,000	1,548,599
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 B, 5% 7/1/30	2,000,000	2,466,220
Series 2016 C, 5% 7/1/31	7,000,000	8,526,350
Series 2018 A:
5% 7/1/43	10,000,000	12,083,700
5% 7/1/48	5,000,000	5,998,050
Series 2018 B, 5% 7/1/28	1,125,000	1,447,909
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 C, 5.25% 7/1/35	2,000,000	2,448,880
Series 2020 B:
5% 7/1/45	1,850,000	2,314,350
5% 7/1/49	1,300,000	1,621,087
Grosse Pointe Pub. School Sys. Series 2019:
5% 5/1/38	1,000,000	1,269,250
5% 5/1/39	1,000,000	1,264,540
Hudsonville Pub. Schools:
Series 2013:
4% 5/1/24	1,220,000	1,336,266
4% 5/1/25	500,000	547,150
5% 5/1/22	600,000	644,532
Series 2017:
5% 5/1/31	430,000	540,992
5% 5/1/32	1,200,000	1,501,224
5% 5/1/34	1,000,000	1,240,190
5% 5/1/35	1,000,000	1,234,540
Ingham, Eaton and Clinton Counties Lansing School District:
Series 2012, 5% 5/1/22	1,730,000	1,862,691
Series II:
4% 5/1/21	375,000	382,975
4% 5/1/22	345,000	364,886
5% 5/1/23	430,000	482,439
5% 5/1/24	355,000	413,678
Jackson County Series 2019, 4% 5/1/34 (Build America Mutual Assurance Insured)	2,310,000	2,707,597
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
4% 5/15/36	2,000,000	2,204,480
5% 5/15/28	780,000	939,900
5% 5/15/30	5,000,000	5,967,250
Kentwood Pub. Schools Series 2012, 4% 5/1/22	1,000,000	1,060,920
L'Anse Creuse Pub. Schools Series 2012, 5% 5/1/23	1,500,000	1,541,400
Lake Orion Cmnty. School District Series 2016, 5% 5/1/23	1,915,000	2,148,534
Lansing Board of Wtr. & Lt. Util. Rev. Series 2019 A:
5% 7/1/22	230,000	249,288
5% 7/1/23	340,000	385,091
5% 7/1/24	375,000	442,005
5% 7/1/25	375,000	458,423
Lansing Cmnty. College:
Series 2012:
5% 5/1/23	1,135,000	1,220,806
5% 5/1/25	350,000	375,998
5% 5/1/25 (Pre-Refunded to 5/1/22 @ 100)	1,190,000	1,279,893
Series 2019, 5% 5/1/44	3,000,000	3,746,340
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28	2,025,000	2,480,220
5% 5/1/29	1,430,000	1,748,847
5% 5/1/31	500,000	606,325
5% 5/1/32	1,000,000	1,209,030
Macomb Interceptor Drain Drainage District Series 2017 A:
5% 5/1/33	2,100,000	2,611,938
5% 5/1/34	1,750,000	2,167,830
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	956,709
5% 7/1/30	900,000	1,098,990
5% 7/1/31	780,000	948,574
5% 7/1/32	1,000,000	1,209,240
5% 7/1/33	705,000	849,194
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2015 1, 5% 10/15/50	7,250,000	8,529,190
Series I, 3% 10/15/45	3,000,000	3,145,740
Series I, 5% 4/15/38	3,000,000	3,566,310
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
5% 11/1/30	1,000,000	1,290,370
5% 11/1/31	750,000	961,845
5% 11/1/32	1,000,000	1,276,010
5% 11/1/33	3,250,000	4,127,923
5% 11/1/35	1,000,000	1,259,140
5% 11/1/36	1,250,000	1,567,825
5% 11/1/37	1,500,000	1,871,730
5% 11/1/38	1,595,000	1,984,467
(Detroit Reg'l. Convention Facility Auth. Local Proj.) Series 2014 H1, 5% 10/1/24	2,000,000	2,275,440
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C3, 5% 7/1/22 (FSA Insured)	2,000,000	2,166,240
Series 2014 D1, 5% 7/1/22 (FSA Insured)	2,000,000	2,166,240
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. and Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/25 (FSA Insured)	1,850,000	2,143,669
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/24	2,940,000	3,459,763
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,348,313
5% 1/1/40	3,000,000	3,210,870
(Kalamazoo College Proj.) Series 2018, 4% 12/1/47	2,610,000	2,799,982
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (FSA Insured)	1,000,000	1,135,650
(Mid-Michigan Health Sys. Proj.) Series 2014, 5% 6/1/39	540,000	597,548
(Trinity Health Proj.) Series 2017:
5% 12/1/30	710,000	890,645
5% 12/1/37	3,270,000	3,983,154
5% 12/1/42	2,120,000	2,551,971
(Trinity Health Proj.) Series 2015, 5% 12/1/33 (Pre-Refunded to 6/1/22 @ 100)	1,220,000	1,315,733
Bonds:
Series 2016 E1, 4%, tender 8/15/24 (b)	1,185,000	1,345,331
Series 2019 B, 3.5%, tender 11/15/22 (b)	5,000,000	5,297,900
Series 2019 MI2, 5%, tender 2/1/25 (b)	5,000,000	5,911,000
Series 2010 A:
5% 12/1/27	1,090,000	1,097,554
5% 12/1/27 (Pre-Refunded to 12/1/20 @ 100)	10,000	10,079
Series 2012 A, 5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	125,000	134,918
Series 2012:
5% 11/15/24	660,000	719,096
5% 11/15/25	1,000,000	1,087,770
5% 11/15/26	800,000	867,944
5% 11/1/42	2,000,000	2,127,660
5% 11/15/42	3,120,000	3,307,325
Series 2013:
5% 10/1/25	1,255,000	1,376,572
5% 8/15/30	4,105,000	4,537,667
Series 2014 H1:
5% 10/1/22	1,000,000	1,046,870
5% 10/1/25	2,250,000	2,655,338
5% 10/1/39	4,725,000	5,426,993
Series 2014:
5% 6/1/25	1,000,000	1,152,390
5% 6/1/26	700,000	802,221
5% 6/1/27	700,000	797,797
Series 2015 C:
5% 7/1/26	570,000	682,786
5% 7/1/27	1,215,000	1,451,014
5% 7/1/28	1,500,000	1,787,520
5% 7/1/35	2,100,000	2,457,672
Series 2015 D1:
5% 7/1/34	1,250,000	1,469,200
5% 7/1/35	500,000	586,170
Series 2015 D2, 5% 7/1/34	1,000,000	1,172,340
Series 2016 A, 5% 11/1/44	6,190,000	7,061,119
Series 2016:
5% 1/1/29	1,000,000	1,187,840
5% 11/15/29	2,950,000	3,596,965
5% 1/1/30	1,000,000	1,182,880
5% 1/1/31	1,170,000	1,378,517
5% 1/1/32	1,895,000	2,224,124
5% 1/1/33	1,915,000	2,238,214
5% 1/1/34	2,135,000	2,488,172
5% 11/15/34	1,135,000	1,357,165
5% 11/15/41	11,710,000	13,750,468
Series 2019 A:
4% 12/1/49	7,000,000	7,872,550
4% 2/15/50	4,000,000	4,449,800
4% 11/15/50	8,750,000	9,786,700
5% 11/15/48	3,020,000	3,682,044
5% 5/15/54	1,000,000	1,144,580
Series 2019 MI1, 5% 12/1/48	2,000,000	2,434,460
Michigan Gen. Oblig. Series 2020 A:
4% 5/15/40	500,000	607,200
5% 5/15/30	1,100,000	1,507,737
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (b)	3,650,000	3,830,529
Series 2005 A4, 5% 11/1/22	930,000	1,018,889
Series 2010 F4, 5% 11/15/47	3,000,000	3,754,830
Series 2016:
5% 11/15/46	3,500,000	4,147,045
5% 11/15/47	18,000,000	21,314,325
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2019 B, 3.75% 6/1/50	3,790,000	4,214,025
Series A:
3.5% 12/1/50	3,000,000	3,348,840
4% 12/1/48	1,805,000	1,976,295
Series C, 4.25% 6/1/49	3,780,000	4,200,865
Michigan State Univ. Revs.:
Series 2019 B, 5% 2/15/48	3,000,000	3,705,840
Series 2019 C, 4% 2/15/44	1,500,000	1,727,730
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	3,759,984
(I-75 Impt. Proj.) Series 2018, 5% 12/31/26 (a)	310,000	370,875
Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(b)	6,000,000	6,206,880
Series 2020, 5% 5/15/44	1,500,000	1,627,470
Michigan Trunk Line Fund Rev. Series 2020 B:
4% 11/15/45	6,000,000	7,032,480
5% 11/15/36	6,000,000	7,957,620
Milan Area Schools Series 2019, 5% 5/1/21	950,000	975,425
Novi Cmnty. School District Series I:
5% 5/1/43	1,150,000	1,469,010
5% 5/1/44	1,175,000	1,497,291
Oakland Macomb Intercepto Series 2020 A, 5% 7/1/29	1,500,000	2,007,090
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,241,943
5% 3/1/25	1,225,000	1,299,603
5% 3/1/26	1,290,000	1,367,813
Series 2013 A:
5% 3/1/25	995,000	1,095,674
5% 3/1/26	1,620,000	1,782,275
5% 3/1/27	815,000	895,604
5% 3/1/38	2,900,000	3,133,856
Series 2014:
5% 3/1/28	335,000	375,210
5% 3/1/29	525,000	585,900
5% 3/1/39	3,000,000	3,280,950
Series 2016:
5% 3/1/28	1,150,000	1,362,635
5% 3/1/41	3,475,000	3,955,315
Portage Pub. Schools:
Series 2016:
5% 11/1/32	2,500,000	3,021,075
5% 11/1/34	1,250,000	1,500,788
5% 11/1/35	1,300,000	1,557,725
5% 11/1/39	755,000	895,732
Series 2019, 4% 11/1/38	2,000,000	2,329,940
Rochester Cmnty. School District Series I, 5% 5/1/31	1,500,000	1,846,395
Rockford Pub. Schools Gen. Oblig. Series 2019 I:
4% 5/1/22	1,575,000	1,665,783
5% 5/1/42	3,050,000	3,830,953
5% 5/1/44	3,100,000	3,882,378
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	780,000	907,413
5% 5/1/26	1,385,000	1,665,684
Series 2015:
5% 5/1/24	570,000	663,110
5% 5/1/26	1,715,000	2,062,562
5% 5/1/27	1,795,000	2,152,456
5% 5/1/28	1,885,000	2,255,666
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/26	1,000,000	1,137,930
5% 9/1/27	1,175,000	1,332,579
5% 9/1/28	1,870,000	2,112,146
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
4% 7/1/36	770,000	906,444
4% 7/1/37	820,000	961,466
4% 7/1/39	1,430,000	1,665,106
4% 7/1/40	490,000	565,009
Saint Clair County Gen. Oblig. Series 2012, 5% 4/1/26 (Pre-Refunded to 4/1/22 @ 100)	1,495,000	1,601,997
South Lyon Cmnty. Schools Series 2016:
5% 5/1/23	1,575,000	1,748,927
5% 5/1/24	3,200,000	3,683,200
Walled Lake Consolidated School District Series 2020, 5% 5/1/36	1,050,000	1,383,260
Warren Consolidated School District:
Series 2016:
5% 5/1/23	810,000	905,434
5% 5/1/34	5,630,000	6,830,598
5% 5/1/35	1,250,000	1,512,788
Series 2017:
4% 5/1/23 (FSA Insured)	750,000	815,085
4% 5/1/24 (FSA Insured)	750,000	838,763
4% 5/1/25 (FSA Insured)	500,000	572,615
Series 2018:
5% 5/1/30	550,000	710,512
5% 5/1/32	1,100,000	1,405,393
5% 5/1/34	1,175,000	1,488,467
5% 5/1/35	1,200,000	1,514,280
5% 5/1/36	1,000,000	1,254,690
5% 5/1/37	1,300,000	1,623,648
5% 5/1/38	800,000	995,032
Washtenaw Intermediate School District Series 2019, 5% 5/1/23	2,000,000	2,238,940
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
5% 12/1/21 (a)	5,000,000	5,269,200
5% 12/1/22 (a)	5,260,000	5,519,055
Series 2012 A, 5% 12/1/23	2,300,000	2,507,046
Series 2012 B, 5% 12/1/32 (a)	1,500,000	1,610,835
Series 2014 C:
5% 12/1/29 (a)	720,000	822,060
5% 12/1/31 (a)	860,000	975,937
5% 12/1/34 (a)	1,655,000	1,864,589
Series 2015 D, 5% 12/1/40 (FSA Insured)	8,165,000	9,531,249
Series 2015 F:
5% 12/1/25 (a)	2,735,000	3,256,920
5% 12/1/27 (a)	4,810,000	5,711,971
Series 2015 G:
5% 12/1/35	5,435,000	6,350,308
5% 12/1/36	5,760,000	6,717,600
Series 2017 A:
5% 12/1/22	640,000	696,890
5% 12/1/37	545,000	648,893
5% 12/1/42	1,455,000	1,714,179
Series 2017 B, 5% 12/1/47 (a)	450,000	515,790
Series 2018 B, 5% 12/1/48 (a)	5,000,000	5,809,000
Series 2018 D:
5% 12/1/30 (a)	4,365,000	5,360,569
5% 12/1/31 (a)	2,825,000	3,445,314
5% 12/1/32 (a)	2,945,000	3,569,222
Wayne State Univ. Revs. Series 2019 A:
4% 11/15/38	500,000	575,405
4% 11/15/39	350,000	401,531
West Ottawa Pub. School District Series 2014 1:
5% 5/1/30	725,000	839,499
5% 5/1/32	500,000	577,805
5% 5/1/34	900,000	1,038,321
5% 5/1/35	250,000	288,133
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/25	320,000	377,434
5% 11/15/26	400,000	471,432
5% 11/15/28	650,000	762,307
5% 11/15/29	750,000	879,255
5% 11/15/30	855,000	1,002,727
5% 11/15/31	700,000	820,946
Series 2015 A:
5% 11/15/26	1,000,000	1,196,110
5% 11/15/28	2,505,000	2,983,680
Series 2019 A, 5% 11/15/44	2,000,000	2,416,600
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,613,606
5% 5/1/30	1,550,000	1,912,716
5% 5/1/32	2,000,000	2,455,720
Zeeland Pub. Schools Series A:
5% 5/1/27	1,000,000	1,202,660
5% 5/1/28	500,000	599,820
5% 5/1/29	1,000,000	1,194,140
5% 5/1/30	1,000,000	1,190,650

TOTAL MICHIGAN		662,830,362

Puerto Rico - 0.2%
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27 (c)	1,340,000	1,684,501
TOTAL MUNICIPAL BONDS
(Cost $627,434,120)		668,746,220

Municipal Notes - 0.8%
Michigan - 0.8%
Michigan Fin. Auth. Rev. RAN Series 2020 A2, 4% 8/20/21, LOC JPMorgan Chase Bank	4,000,000	$4,133,768
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2005, 0.21% 10/1/20, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	1,230,000	1,230,000
TOTAL MUNICIPAL NOTES
(Cost $5,362,386)		5,363,768
TOTAL INVESTMENT IN SECURITIES - 96.5%
(Cost $632,796,506)		674,109,988
NET OTHER ASSETS (LIABILITIES) - 3.5%		24,192,703
NET ASSETS - 100%		$698,302,691

Security Type Abbreviations

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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